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                     November 7, 2006

Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549

Re:	Churchill Ventures Ltd. Registration Statement on Form S-1 Pre-Effective Amendment No. 3 File No. 333-135741

Ladies and gentlemen:

          On behalf of our client, Churchill Ventures Ltd., a Delaware corporation (the “Company”), we transmit simultaneously herewith for filing under the Securities Act of 1933, as amended (the “Exchange Act”), by means of the Electronic Data Gathering, Analysis, and Retrieval system, Pre-Effective Amendment No. 3 to Registration Statement on Form S-1 (File No. 333-135741) (the “Registration Statement”), together with certain exhibits thereto. All capitalized terms used, but not otherwise defined, herein shall have the respective definitions assigned thereto in the Registration Statement.

          We are in receipt of the letter, dated October 27, 2006 (the “Comment Letter”), from John Reynolds, Esq., Assistant Director, of the Securities and Exchange Commission (the “Commission”), addressed to the Company. Set forth below are the responses of the Company to the comments set forth in the Comment Letter, numbered to correspond thereto. All capitalized terms used, but not otherwise defined, herein shall have the respective definitions assigned thereto in the filing transmitted herewith.

Comment Number	Page Number	Response

1	12, 26

The requested disclosure has been added. Notwithstanding the absence of such requirement from the Company’s certificate of incorporation, the Company considers the referenced limitation to be an obligation to its stockholders.

Comment Number	Page Number	Response

2	na

The Letter Agreements between the Company and each of Itzhak Fisher, Christopher Bogart, Elizabeth O’ Connell and Nir Tarlovsky, filed as Exhibits 10.1, 10.13, 10.14 and 10.15 respectively, have been amended to provide that these individuals would pay the costs of dissolution and liquidation, in the event that Churchill Capital Partners LLC is unable to pay such costs. The amended letters have been filed as exhibits to Amendment No. 3.

3	15

As disclosed in the prospectus, Churchill Capital Partners LLC is a holding vehicle of the Company’s sponsors. The only source of capital for this entity is the repayment by the Company of the $240,000 loan referenced throughout the prospectus. Accordingly, no additional steps have been taken by the Company or are believed by the Company to be necessary in this regard to confirm Churchill Capital’s resources. For this reason, as stated throughout the prospectus, Messrs, Bogart, Fisher and Tarlovsky, as well as Ms. O’Connell, have agreed to guarantee payment of these costs. For purposes of clarification, the Company has added disclosure indicating the Churchill Capital Partners LLC is newly-formed and may not have sufficient assets to pay the referenced costs. As previously disclosed and discussed with the staff, steps have been taken to ensure the aforementioned individuals have adequate financial resources to make satisfy this obligation.

4	22	The referenced “likely” was inadvertently included in Amendment No. 2 and has been deleted.

5	22	For purposes of clarity, the Company has added examples of claims which it believes would not be covered by the referenced indemnification obligations.

6	15, 22, 56

The referenced clarification has been provided under the headings “Prospectus Summary – The Offering – Dissolution and distribution of assets if no business combination”, “Risk Factors – Risks Related to Our Business – If third parties bring claims against us, the proceeds held in the trust account could be reduced and the per-share price received by our stockholders upon our dissolution could be less than $7.80 per share”, and

Comment Number	Page Number	Response

“Proposed Business – Effecting a Business Combination – Plan of Dissolution and Distribution of Assets if No Business Combination”.

7	na

This limitation already exists in the Warrant Certificate. In response to the comment, the Warrant Purchase Agreement filed with Amendment No. 3 as Exhibit 10.12 has also been amended to provide that in the event that a registration statement with respect to the shares underlying a warrant is not effective under the Securities Act or a current Prospectus is not on file with the Commission, the holder of the Sponsor Warrants shall not be entitled to exercise such warrant.

8	28, 29, 53, 54

Staff is seeking a level of certainty in this repeated comment that the Company is simply unable to provide at this stage of its existence. The Company has disclosed its expectation regarding its seven original officers, directors and advisor, namely that they will continue to be associated with the Company following an acquisition. The Company has also stated throughout the prospectus that if the target company possesses adequate management, the ability or likelihood of any of its officers or directors to continue to be associated with the Company following the consummation of a business combination will not be the determining factor as to whether a particular business combination opportunity will be considered by the Company or presented to its stockholders for approval. The Company has, as requested, amended the prospectus to make it clear that, while it is not the determining factor, it will be a factor. The Company has also added disclosure indicating that it is not able to determine in advance whether any current officer or director will remain associated with the Company following the initial business combination and clarifying the post-transaction role of officers and directors. However, without having any particular transaction in mind and without knowing the strength and desires of the target’s management, it is simply impossible for us to provide any further precision.

9

The Company believes that the referenced statement on page 48 has been consistent throughout our filings. The Company added risk factor nine in the prior filing at staff’s request. However, the Company does not believe

Comment Number	Page Number	Response

that an underperforming company is necessarily one that is not financially stable. For example, the Company believes that IBM is both underperforming and financially stable. Accordingly, the Company believes that the current disclosure is both adequate and not in conflict.

10	20, 21, 52, 53

The requested modified disclosure, as well as an additional risk factor, have been added to address the comment. The Company has previously disclosed management’s ability to hire third parties. As to the provision of information to shareholders, the Company intends to comply scrupulously with its disclosure obligations.

11	5, 52, 53

The Company added disclosure in an effort to address this comment. The requirement itself, as expressed in the Company’s certificate of incorporation and several times in the prospectus, is as follows: the Company must make an acquisition of an operating business whose fair market value is equal to at least 80% of our net assets (which include, but are not limited to, the balance in the trust account). Accordingly, for all of the examples posited in the comment letter, the answer is the same: the “80% requirement” is tested against the fair market value of the operating business, not merely of that portion of the operating business’ assets or equity that the Company seeks to acquire. To the extent that application of the 80% requirement yields a result in which the Company spends materially more or less than 80% of our net assets (including the balance of the trust account), or proposes a transaction that is inconsistent with the spirit of the structure and investors’ expectations, the shareholders will have full disclosure about any such transaction and the opportunity to vote on it.

12	na

The Company has informed us that the referenced contacts have been solely as described in the disclosure. The parties contacted are simply business acquaintances with whom the sponsors have had contact in the normal course of their activities, and the substance of the contacts has been limited to referring to the capital raising process, and nothing further. None of those

Comment Number	Page Number	Response

contacted are searching for potential target businesses on the Company’s behalf.

13	78, 79

As a technical matter and in the absence of the policy stated in the Ken Worm letter, under Rule 144, the referenced securities would not be eligible for resale prior to July 6, 2007. The policy of the stated in the Ken Worm letter has not yet been the subject of a promulgated rule by the Commission, and such policy, as all policies, are subject to change. Further, to our knowledge, such policy has not been tested judicially as to enforceability. Accordingly, the Company believes that the disclosure currently provided is both correct and consistent with that provided in the prospectuses of other similarly structured offerings.

14	86	The requested clarification has been made.

15	II-4 – II-5	The registration statement has been amended to disclose the facts supporting the reliance upon the exemptions for the referenced transactions.

16	na	A revised opinion has been filed herewith as Exhibit 5.1. We believe that that the revised opinion is responsive to the staff’s comments.

17	na	Please see the response to Comment 16.

18	na	The Company takes notice of the referenced comment.

Closing Comments	na	The Company takes notice of the Closing Comments.

          Please contact the undersigned if we may be of assistance.

Sincerely,

/s/ Robert Steven Brown

Robert Steven Brown

cc:	John Reynolds, Esq. Angela Halac Pam Howell, Esq.